Borrowings - Summary (Details) € in Millions, £ in Millions, $ in Millions, $ in Millions	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 EUR (€)	Nov. 22, 2024 USD ($)	Nov. 22, 2024 CAD ($)	Jul. 17, 2024 USD ($)	Jun. 24, 2024 USD ($)	Mar. 22, 2024 USD ($)	Jan. 29, 2024	Jan. 12, 2024 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 EUR (€)	Dec. 07, 2023 USD ($)	Dec. 31, 2022 USD ($)
Borrowings
Borrowings, Principal		$ 11,874.1											$ 9,851.2
Carrying value		11,753.7											9,723.5				$ 8,624.9
Fair value		$ 11,775.8											9,490.0
4.95% due March 3, 2025 (Cdn$348.6)
Borrowings
Interest rate	4.95%	4.95%	4.95%	4.95%
Holding company
Borrowings
Borrowings, Principal		$ 7,976.1											7,053.6
Carrying value		7,882.4											6,928.9				5,887.6
Fair value		$ 7,940.4											$ 6,811.2
Holding company | 4.875% due August 13, 2024
Borrowings
Interest rate										4.875%		4.875%	4.875%	4.875%	4.875%
Borrowings, Principal													$ 279.3
Carrying value													279.0
Fair value													$ 277.5
Holding company | 4.95% due March 3, 2025 (Cdn$348.6)
Borrowings
Interest rate												4.95%	4.95%	4.95%	4.95%
Borrowings, Principal													$ 264.3	$ 348.6
Carrying value													263.7
Fair value													$ 264.3
Holding company | 8.30% due April 15, 2026
Borrowings
Interest rate	8.30%	8.30%	8.30%	8.30%								8.30%	8.30%	8.30%	8.30%
Borrowings, Principal		$ 91.8											$ 91.8
Carrying value		91.8											91.8
Fair value		$ 95.4											$ 97.1
Holding company | 4.70% due December 16, 2026 (Cdn$450.0)
Borrowings
Interest rate	4.70%	4.70%	4.70%	4.70%								4.70%	4.70%	4.70%	4.70%
Borrowings, Principal		$ 312.9	$ 450.0										$ 341.3	$ 450.0
Carrying value		312.4											340.4
Fair value		$ 319.1											$ 339.9
Holding company | 4.25% due December 6, 2027 (Cdn$650.0)
Borrowings
Interest rate	4.25%	4.25%	4.25%	4.25%								4.25%	4.25%	4.25%	4.25%
Borrowings, Principal		$ 452.0	$ 650.0										$ 492.9	$ 650.0
Carrying value		451.3											492.0
Fair value		$ 459.0											$ 486.4
Holding company | 2.75% due March 29, 2028 (750.0 EUR)
Borrowings
Interest rate	2.75%	2.75%	2.75%	2.75%								2.75%	2.75%	2.75%	2.75%
Borrowings, Principal		$ 776.6		€ 750.0									$ 828.5		€ 750.0
Carrying value		771.7											821.5
Fair value		$ 767.5											$ 791.9
Holding company | 4.85% due April 17, 2028
Borrowings
Interest rate	4.85%	4.85%	4.85%	4.85%								4.85%	4.85%	4.85%	4.85%
Borrowings, Principal		$ 600.0											$ 600.0
Carrying value		598.1											597.5
Fair value		$ 596.3											$ 592.7
Holding company | 4.23% due June 14, 2029 (Cdn$500.0)
Borrowings
Interest rate	4.23%	4.23%	4.23%	4.23%								4.23%	4.23%	4.23%	4.23%
Borrowings, Principal		$ 347.7	$ 500.0										$ 379.2	$ 500.0
Carrying value		346.8											378.1
Fair value		$ 353.0											$ 371.6
Holding company | 4.625% due April 29, 2030
Borrowings
Interest rate	4.625%	4.625%	4.625%	4.625%								4.625%	4.625%	4.625%	4.625%
Borrowings, Principal		$ 650.0											$ 650.0
Carrying value		647.3											646.8
Fair value		$ 634.7											$ 627.3
Holding company | 3.375% due March 3, 2031
Borrowings
Interest rate	3.375%	3.375%	3.375%	3.375%								3.375%	3.375%	3.375%	3.375%
Borrowings, Principal		$ 596.8											$ 596.8
Carrying value		586.8											585.2
Fair value		$ 532.4											$ 527.0
Holding company | 3.95% due March 3, 2031 (Cdn$840.0)
Borrowings
Interest rate	3.95%	3.95%	3.95%	3.95%								3.95%	3.95%	3.95%	3.95%
Borrowings, Principal		$ 584.1	$ 840.0										$ 637.0	$ 840.0
Carrying value		581.2											633.4
Fair value		$ 579.9											598.9
Holding company | 5.625% due August 16, 2032
Borrowings
Interest rate	5.625%	5.625%	5.625%	5.625%
Borrowings, Principal		$ 741.2											741.2
Carrying value		736.2											735.6
Fair value		$ 749.9											742.5
Holding company | 6.00% due December 7, 2033
Borrowings
Interest rate	6.00%	6.00%	6.00%	6.00%				6.00%			6.00%					6.00%
Borrowings, Principal		$ 750.0						$ 150.0			$ 600.0		400.0			$ 400.0
Carrying value		747.5											394.0
Fair value		$ 773.5											$ 410.6
Holding company | 4.73% due November 22, 2034 (Cdn$450.0)
Borrowings
Interest rate	4.73%	4.73%	4.73%	4.73%	4.73%	4.73%
Borrowings, Principal		$ 312.9	$ 450.0		$ 321.9	$ 450.0
Carrying value		311.2
Fair value		$ 317.0
Holding company | 7.75% due July 15, 2037
Borrowings
Interest rate	7.75%	7.75%	7.75%	7.75%								7.75%	7.75%	7.75%	7.75%
Borrowings, Principal		$ 91.3											$ 91.3
Carrying value		90.8											90.7
Fair value		$ 104.4											104.3
Holding company | 6.35% due March 22, 2054
Borrowings
Interest rate	6.35%	6.35%	6.35%	6.35%					6.35%
Borrowings, Principal		$ 1,000.0							$ 1,000.0
Carrying value		988.3
Fair value		$ 1,031.1
Holding company | 5.23% due November 23, 2054
Borrowings
Interest rate	5.23%	5.23%	5.23%	5.23%	5.23%	5.23%
Borrowings, Principal		$ 173.8	$ 250.0		$ 178.8	$ 250.0
Carrying value		172.8
Fair value		179.0
Holding company | Notes Payable
Borrowings
Borrowings, Principal		495.0											660.0
Carrying value		448.2											579.2
Fair value		448.2											579.2
Holding company | Revolving Credit Facility
Borrowings
Borrowings, Principal							$ 2,000.0
Insurance and reinsurance companies
Borrowings
Borrowings, Principal		979.2											891.3
Carrying value		975.8											895.6				733.4
Fair value		$ 957.8											$ 836.2
Insurance and reinsurance companies | Allied World 4.35% senior notes due October 29, 2025
Borrowings
Interest rate	4.35%	4.35%	4.35%	4.35%								4.35%	4.35%	4.35%	4.35%
Borrowings, Principal													$ 500.0
Carrying value													501.8
Fair value													488.0
Insurance and reinsurance companies | Allied World primary co-obligor on 6.10% unsecured senior notes due March 15, 2055
Borrowings
Interest rate	6.10%	6.10%	6.10%	6.10%				6.10%
Borrowings, Principal		$ 600.0						$ 600.0
Carrying value		594.2
Fair value		597.4
Insurance and reinsurance companies | Allied World other borrowings
Borrowings
Borrowings, Principal		16.7											18.0
Carrying value		19.2											20.6
Fair value		19.3											19.5
Insurance and reinsurance companies | Gulf Insurance floating rate long term loans due 2027
Borrowings
Borrowings, Principal		165.0											172.9
Carrying value		165.0											172.9
Fair value		$ 166.7											$ 171.9
Insurance and reinsurance companies | Zenith National 8.55% debentures due August 1, 2028
Borrowings
Interest rate	8.55%	8.55%	8.55%	8.55%								8.55%	8.55%	8.55%	8.55%
Borrowings, Principal		$ 38.5											$ 38.5
Carrying value		38.4											38.4
Fair value		$ 38.5											$ 38.5
Insurance and reinsurance companies | Brit 3.6757% subordinated notes due December 9, 2030 (£127.0)
Borrowings
Interest rate	3.6757%	3.6757%	3.6757%	3.6757%								3.6757%	3.6757%	3.6757%	3.6757%
Borrowings, Principal	£ 127.0	$ 159.0										£ 127.0	$ 161.9
Carrying value		159.0											161.9
Fair value		135.9											118.3
Non-insurance companies
Borrowings
Borrowings, Principal		2,918.8											1,906.3
Carrying value		2,895.5											1,899.0				$ 2,003.9
Fair value		$ 2,877.6											$ 1,842.6
Non-insurance companies | Fairfax India 5.00% unsecured senior notes due 2028
Borrowings
Interest rate	5.00%	5.00%	5.00%	5.00%								5.00%	5.00%	5.00%	5.00%
Borrowings, Principal		$ 441.6											$ 441.6
Carrying value		439.9											439.4
Fair value		414.3											399.4
Non-insurance companies | Sleep Country credit facilities, unsecured senior notes, and loans
Borrowings
Borrowings, Principal		468.7
Carrying value		456.6
Fair value		468.7
Non-insurance companies | AGT credit facilities, senior notes and loans
Borrowings
Borrowings, Principal		467.5											493.5
Carrying value		464.8											491.0
Fair value		465.0											488.0
Non-insurance companies | Peak Achievement credit facilities and loans
Borrowings
Borrowings, Principal		436.0
Carrying value		432.7
Fair value		436.0
Non-insurance companies | Fairfax India subsidiary borrowings
Borrowings
Borrowings, Principal		96.3											75.8
Carrying value		96.3											75.8
Fair value		96.3											75.8
Non-insurance companies | Recipe credit facilities, senior notes and loans
Borrowings
Borrowings, Principal		309.6											400.2
Carrying value		308.2											398.2
Fair value		299.2											384.8
Non-insurance companies | Grivalia Hospitality bond loans
Borrowings
Borrowings, Principal		235.1											205.8
Carrying value		234.1											205.2
Fair value		234.1											205.2
Non-insurance companies | Loans and revolving credit facilities primarily at floating rates
Borrowings
Borrowings, Principal		464.0											289.4
Carrying value		462.9											289.4
Fair value		$ 464.0											$ 289.4